Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Technical service fee payable		$ 2,174
Payroll payable	$ 723	820
Value added taxes and other taxes payable	490	750
Subscription amount received for unvested restricted shares	578	592
Other accrued expenses	471	473
Accrued expenses and other current liabilities	$ 2,262	$ 4,809